EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net Income/(loss) attributable to Yintech	$ (125,524)	¥ (863,038)	¥ 480,664	¥ 930,668
Basic weighted average number of ordinary shares outstanding	1,435,146,878	1,435,146,878	1,398,435,985	1,178,140,974
Effect of dilutive share options and RSUs	19,116,441	19,116,441	47,760,075	69,590,143
Dilutive weighted average number of ordinary shares	1,435,146,878	1,435,146,878	1,446,196,060	1,247,731,117
Basic earnings/(losses) per share (in dollars per share) | (per share)	$ (0.09)	¥ (0.60)	¥ 0.34	¥ 0.79
Diluted earnings/(losses) per share (in dollars per share) | (per share)	$ (0.09)	¥ (0.60)	¥ 0.33	¥ 0.75
Ordinary Shares
EARNINGS PER SHARE
Initial Public Offering ("IPO) and private issuance to MeMeStar (in shares)				164,814,815